Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 25, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

(17) Quarterly Financial Information (Unaudited)

The following tables set forth certain unaudited consolidated financial information for each of the four quarters in fiscal 2012 and fiscal 2011 (in thousands, except per share data).

	Fiscal Year Ended December 25, 2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Revenues	$52,943	$50,736	$47,887	$80,869	$232,435
Operating income	8,253	6,611	(923)	10,680	24,621
Income from continuing operations	4,899	3,628	(1,794)	7,840	14,573
Net income	4,986	3,626	(2,422)	7,564	13,754
Basic income (loss) per common share:
Continuing operations	$0.27	$0.20	$(0.09)	$0.33	$0.71
Discontinued operations	0.01	—	(0.03)	(0.01)	(0.04)

Basic income (loss) per share	$0.28	$0.20	$(0.12)	$0.32	$0.67

Basic weighted average shares outstanding	17,995	17,995	20,826	23,795	20,443
Diluted income (loss) per common share:
Continuing operations	$0.27	$0.20	$(0.09)	$0.33	$0.71
Discontinued operations	0.01	—	(0.03)	(0.01)	(0.04)

Diluted income (loss) per share	$0.28	$0.20	$(0.12)	$0.32	$0.67

Diluted weighted average shares outstanding	17,995	17,995	20,826	23,795	20,443

	Fiscal Year Ended December 27, 2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Revenues	$42,621	$42,851	$41,273	$71,880	$198,625
Operating income	5,681	3,246	3,195	11,148	23,270
Income from continuing operations	2,724	1,097	(921)	6,747	9,647
Net income	2,743	1,034	(1,836)	7,032	8,973
Basic and diluted income (loss) per common share:
Continuing operations	$0.15	$0.06	$(0.05)	$0.38	$0.54
Discontinued operations	—	—	(0.05)	0.01	(0.04)

Basic and diluted income (loss) per share	$0.15	$0.06	$(0.10)	$0.39	$0.50

Basic and diluted weighted average shares outstanding	17,995	17,995	17,995	17,995	17,995

During the third fiscal quarter of 2012, the Company incurred an asset management termination fee of $3,000, a $1,462 public offering transaction bonus expense associated with the IPO, and $1,649 in expenses associated with the write-off of debt issuance costs.

During the third fiscal quarter of 2011, the Company incurred a $1,400 impairment charge, which is reflected in discontinued operations, related to one Sullivan’s restaurant that was subsequently closed and sold during fiscal 2012.

In management’s opinion, the unaudited quarterly information shown above has been prepared on the same basis as the audited consolidated financial statements and includes all necessary adjustments that management considers necessary for a fair presentation of the unaudited quarterly results when read in conjunction with the consolidated financial statements and the accompanying notes. The Company believes that quarter-to-quarter comparisons of its financial results are not necessarily indicative of future performance.